CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Dec. 31, 2021
Cash and Cash Equivalents [Abstract]
Schedule Of Cash and Cash Equivalents
	December 31,
	2021	2020

Denominated in U.S. dollars	4,541	3,920
Denominated in NIS	2,546	166
Denominated in Euro	2,196	649

	9,283	4,735